Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38590
Entity Registrant Name	Cango Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2605, 26/F, Harbour Centre
Entity Address, Address Line Two	25 Harbour Road
Entity Address, City or Town	Wanchai,
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	CANG
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Entity Central Index Key	0001725123
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	2605, 26/F, Harbour Centre
Entity Address, Address Line Two	25 Harbour Road
Entity Address, City or Town	Wanchai,
Entity Address, Country	HK
Contact Personnel Name	Yongyi Zhang
City Area Code	852
Local Phone Number	3163-7300
Contact Personnel Email Address	ir@cangoonline.com
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	345,333,888
Class B Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	10,000,000